SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	105		121
Weighted Average Price Per Share, Outstanding, Ending balance	$ 200,270		$ 179,630
Number of Shares, Issued	3,305
Weighted Average Price Per Share, Issued	$ 10
Number of Shares, Exercised	(13)		(16)
Weighted Average Price Per Share, Exercised	$ 52,081		$ 42,860
Number of Shares, Forfeited	(1)
Weighted Average Price Per Share, Forfeited	$ 2,000,000
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Ending balance	3,396	[1]	105
Weighted Average Price Per Share, Outstanding, Ending balance	$ 5,440		$ 200,270
Number of Shares, Exercisable, Ending balance	3,379
Weighted Average Price Per Share, Exercisable, Ending balance	$ 5,467
Weighted average remaining contractual term	2 years 1 month 20 days
Aggregate intrinsic value

[1]	The total warrants of 3,396 above which are exercisable into common stock consisted of the following: